Property, plant and equipment - Summary of property, plant and equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 4,088,202	$ 3,988,476
Write-down of assets	(38,660)	(6,298)
Ending balance	3,998,493	4,088,202
Land and buildings
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	183,733	144,270
Ending balance	185,940	183,733
Plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,294,805	1,103,270
Ending balance	1,231,300	1,294,805
Capital works in progress
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	83,078	109,361
Ending balance	83,513	83,078
Mineral properties
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,429,879	2,538,116
Ending balance	2,399,048	2,429,879
Capitalized Evaluation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	96,707	93,459
Ending balance	98,692	96,707
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	6,844,689	6,676,254
Additions/transfers	216,243	195,230
IFRS 16 transition adjustment		9,379
Proceeds on pre-commercial production sales, net		(12,159)
Commercial production transfers		0
(Impairment) reversal		(3,578)
Write-down of assets	(40,030)	(1,995)
Other movements/transfers	1,373	883
Transfer to assets held for sale		(11,690)
Disposals	(10,877)	(7,635)
Ending balance	7,011,398	6,844,689
Cost | Land and buildings
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	242,511	192,244
Additions/transfers	14,737	17,379
IFRS 16 transition adjustment		7,555
Proceeds on pre-commercial production sales, net		0
Commercial production transfers		27,070
(Impairment) reversal		0
Write-down of assets	0	0
Other movements/transfers	1,841	(1,715)
Transfer to assets held for sale		0
Disposals	(402)	(22)
Ending balance	258,687	242,511
Cost | Plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,319,388	2,112,033
Additions/transfers	82,285	85,929
IFRS 16 transition adjustment		1,734
Proceeds on pre-commercial production sales, net		0
Commercial production transfers		92,791
(Impairment) reversal		11,690
Write-down of assets	0	(1,979)
Other movements/transfers	22,371	33,335
Transfer to assets held for sale		(11,690)
Disposals	(10,297)	(4,455)
Ending balance	2,413,747	2,319,388
Cost | Capital works in progress
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	83,078	109,361
Additions/transfers	61,135	19,735
IFRS 16 transition adjustment		90
Proceeds on pre-commercial production sales, net		0
Commercial production transfers		0
(Impairment) reversal		(15,268)
Write-down of assets	(40,030)	0
Other movements/transfers	(20,594)	(30,103)
Transfer to assets held for sale		0
Disposals	(76)	(737)
Ending balance	83,513	83,078
Cost | Mineral properties
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	4,103,005	4,169,157
Additions/transfers	55,971	68,794
IFRS 16 transition adjustment		0
Proceeds on pre-commercial production sales, net		(12,159)
Commercial production transfers		(119,861)
(Impairment) reversal		0
Write-down of assets	0	0
Other movements/transfers	(2,217)	(505)
Transfer to assets held for sale		0
Disposals	0	(2,421)
Ending balance	4,156,759	4,103,005
Cost | Capitalized Evaluation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	96,707	93,459
Additions/transfers	2,115	3,393
IFRS 16 transition adjustment		0
Proceeds on pre-commercial production sales, net		0
Commercial production transfers		0
(Impairment) reversal		0
Write-down of assets	0	(16)
Other movements/transfers	(28)	(129)
Transfer to assets held for sale		0
Disposals	(102)	0
Ending balance	98,692	96,707
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(2,756,487)	(2,687,778)
(Impairment) reversal		100,492
Other movements/transfers	(1,863)	(1,042)
Disposals	4,049	2,065
Depreciation for the year	(258,604)	(170,224)
Ending balance	(3,012,905)	(2,756,487)
Accumulated depreciation | Land and buildings
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(58,778)	(47,974)
(Impairment) reversal		0
Other movements/transfers	(125)	(206)
Disposals	54	7
Depreciation for the year	(13,898)	(10,605)
Ending balance	(72,747)	(58,778)
Accumulated depreciation | Plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,024,583)	(1,008,763)
(Impairment) reversal		90,825
Other movements/transfers	(1,985)	(1,049)
Disposals	3,880	2,058
Depreciation for the year	(159,759)	(107,654)
Ending balance	(1,182,447)	(1,024,583)
Accumulated depreciation | Capital works in progress
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0	0
(Impairment) reversal		0
Other movements/transfers	0	0
Disposals	0	0
Depreciation for the year	0	0
Ending balance	0	0
Accumulated depreciation | Mineral properties
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,673,126)	(1,631,041)
(Impairment) reversal		9,667
Other movements/transfers	247	213
Disposals	115	0
Depreciation for the year	(84,947)	(51,965)
Ending balance	(1,757,711)	(1,673,126)
Accumulated depreciation | Capitalized Evaluation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0	0
(Impairment) reversal		0
Other movements/transfers	0	0
Disposals	0	0
Depreciation for the year	0	0
Ending balance	$ 0	$ 0